Organization of The Company and Significant Accounting Policies: Advertising and Marketing Costs, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Advertising and Marketing Costs, Policy	Advertising and marketing costs The Company expenses all costs of advertising as incurred.